Agreements with TLLP and Environmental Liabilities (Details) $ in Millions						12 Months Ended
	Dec. 02, 2014	Jul. 01, 2014	Dec. 06, 2013	Aug. 14, 2013	Mar. 18, 2013	Dec. 31, 2014 USD ($) option	Dec. 31, 2013 USD ($)
Long-term Purchase Commitment
Omnibus or administrative fees received						$ 6
Transactions costs						5
Accrued liability for environmental remediation						18	$ 14
Accrual for Environmental Loss Contingencies, additions						59	$ 50
Insurance deductible						1
Environmental insurance coverage ceiling						190
Environmental Remediation excess over policy limit						17
Insurance recoveries						$ 7
Various pipeline transportation, trucking, terminal distribution and storage services agreement
Long-term Purchase Commitment
Long-term Purchase Commitment Period Duration						2016 through 2024
Number of contract renewals (renewals) | option						2
Contract renewal terms
Long-term Purchase Commitment
Time period covered by arrangement (years)						5 years
Trucking Transportation Agreement
Long-term Purchase Commitment
Time period covered by arrangement (years)						5 years
Number of contract renewals (renewals) | option						1
Use and throughput agreements
Long-term Purchase Commitment
Time period covered by arrangement (years)						10 years
Transportation Agreement
Long-term Purchase Commitment
Time period covered by arrangement (years)						10 years
Third Amended and Restated Omnibus Agreement
Long-term Purchase Commitment
Contract agreement date		Jul. 01, 2014
Carson Assets Indemnity Agreement
Long-term Purchase Commitment
Contract agreement date			Dec. 06, 2013
Secondment Agreement Amendment
Long-term Purchase Commitment
Contract agreement date	Dec. 02, 2014
Keep-Whole Commodity Fee Agreement
Long-term Purchase Commitment
Contract agreement date	Dec. 02, 2014
TLLP
Long-term Purchase Commitment
Accrual for Environmental Loss Contingencies, additions						$ 28
Environmental insurance coverage ceiling						$ 25
QEP Midstream Partners LP
Long-term Purchase Commitment
Initial public offering date				Aug. 14, 2013
Northwest Products System
Long-term Purchase Commitment
Diesel release incident date					Mar. 18, 2013